Acquisition - Schedule of Pro Forma Consolidated Results of Operations (Vaporin Inc) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Pro Forma [Member]
Net Revenues	$ 2,584,884	$ 4,975,337	$ 20,253,052	$ 28,259,309
Net Loss	$ (5,378,927)	$ (2,590,724)	(19,595,702)	$ 415,316
Vaporin Inc [Member] | As Reported [Member]
Net Revenues			3,281,838
Loss from operations			(5,958,350)
Net Loss			$ (6,201,099)
Loss per common share, Basic			$ (1.74)
Loss per common share, Diluted			$ (1.74)
Vaporin Inc [Member] | Pro Forma [Member]
Net Revenues			$ 5,056,029
Loss from operations			(5,348,336)
Net Loss			$ (5,534,088)
Loss per common share, Basic			$ (1.56)
Loss per common share, Diluted			$ (1.56)